Reverse Stock Split	12 Months Ended
Dec. 31, 2016
Reverse Stock Split [Abstract]
Reverse Stock Split

Note 29 — Reverse Stock Split

The Company has requested that its stockholders authorize an amendment to its Restated Articles of Incorporation with the Secretary of State of the State of Nevada to effect a reverse stock split of the Company’s outstanding common stock, par value $0.001, at a ratio between 1-for-5 and 1-for-60, to be determined at the discretion of the Company’s Board of Directors for the purpose of complying with NASDAQ Listing Rule 5550(a)(2).

On February 2, 2018, the Company filed a Certificate of Amendment to its Articles of Incorporation with the Secretary of State of the State of Nevada to increase the total number of authorized shares of common stock from 50,000,000 to 250,000,000, as approved by the Company’s stockholders at a special meeting held on February 2, 2018.

On February 2, 2018, the Company filed a Certificate of Amendment to its Articles of Incorporation with the Secretary of State of the State of Nevada to effect a 1-for-30 reverse stock split of the Company’s issued and outstanding shares of common stock, effective as of February 6, 2018.

The financial statements and accompanying notes give effect to the 1-for-30 reverse stock split and increase in authorized shares as if they occurred at the first period presented.